ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
10.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2023	December 31, 2022
	$	$
Accounts payable and accrued liabilities	5,207,323	5,588,742
Reclamation provision(1)	1,285,031	1,411,293
Accounts payable and accrued liabilities, end of year	6,492,354	7,000,035
(1)

Provincial laws and regulations concerning environmental protection affect the Company’s exploration and operations. Under current regulations, the Company is required to meet performance standards to minimize the environmental impact from its activities and to perform site restoration and other reclamation activities. The Company’s reclamation provision is based on known requirements.

The breakdown of the Company’s reclamation provision is as follows:

	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of year	1,411,293	—
Additions to reclamation provision	1,327,278	1,411,293
Change in estimate	2,687	—
Reclamation costs incurred	(1,456,227)	—
Balance, end of year	1,285,031	1,411,293

The Company has estimated that the reclamation obligations are current costs and as such considers the present value of the provision at December 31, 2023 to be equal to the total future undiscounted cash flows to settle the provision for reclamation, being $1,285,031 (December 31, 2022 - $1,411,293). Additions to the reclamation provision are included in the total amount of exploration and evaluation expenditures in the statement of loss and comprehensive loss.